EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Equity [abstract]
Share capital
IN MILLIONS OF USD	31.12.2019	31.12.2018
Share capital	0.1	0.1

Shares issued
IN MILLIONS OF USD (EXCEPT SHARE AMOUNTS)	NUMBER OF SHARES 1	SHARE CAPITAL
Class A common shares	39,417,765	–
Class B common shares	53,093,315	0.1
Balance at December 31, 2019	92,511,080	0.1

1	Class A and B common shares are equally eligible for dividend payments.

Treasury shares
		TOTAL EQUITY
	NUMBER OF CLASS A COMMON SHARES	IN MILLIONS OF USD
Balance at January 1, 2018	–	–
Share purchases	(125,000)	(2.0)
Balance at December 31, 2018	(125,000)	(2.0)
Share purchases	(175,000)	(2.7)
Assignment of share-based payment plans	222,356	3.6
Balance at December 31, 2019	(77,644)	(1.1)

Earnings per share, basic and diluted

Basic

Basic earnings per share are calculated by dividing the net profit attributable to equity holders of the parent by the weighted average number of shares outstanding during the year.

IN MILLIONS OF USD / QUANTITY	2019	2018	2017
Net profit attributable to equity holders of the parent	12.7	29.5	(40.4)
Weighted average number of ordinary shares outstanding	92,408,978	92,509,779	92,511,080
Basic earnings per share in USD	0.14	0.32	(0.44)

Diluted

Diluted earnings per share are calculated by dividing the net profit attributable to equity holders of the parent by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on the conversion of all the dilutive potential ordinary shares into ordinary shares.

IN MILLIONS OF USD / QUANTITY	2019	2018	2017
Net profit attributable to equity holders of the parent	12.7	29.5	(40.4)
Weighted average number of ordinary shares outstanding	92,927,993	93,181,243	92,511,080
Diluted earnings per share in USD	0.14	0.32	(0.44)

Weighted average number of ordinary shares
QUANTITY	2019	2018	2017
Outstanding shares	92,511,080	92,511,080	92,511,080
Less treasury shares	(102,102)	(1,301)	–
Used for calculation of basic earnings per share	92,408,978	92,509,779	92,511,080

EFFECT OF DILUTION
Share plans	519,015	671,464	–
Used for calculation of diluted earnings per share	92,927,993	93,181,243	92,511,080